JOHCM International Small Cap Equity Fund
FUND SUMMARY JOHCM International Small Cap Equity Fund
Investment Objective
The investment objective of the JOHCM International Small Cap Equity Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees JOHCM International Small Cap Equity Fund (USD $)	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (Fees paid directly from your investment)	none	none	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JOHCM International Small Cap Equity Fund		Institutional Shares	Class I Shares	Class II Shares
Management Fee		1.05%	1.05%	1.05%
Shareholder Servicing Fee		none	0.10%	0.25%
Administration, Accounting, Custody and Other Fees		0.91%	0.91%	0.91%
Total Other Expenses	[1]	0.91%	1.01%	1.16%
Total Annual Fund Operating Expenses		1.96%	2.06%	2.21%
Fee Waivers and Reimbursements	[2]	(0.72%)	(0.72%)	(0.72%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements		1.24%	1.34%	1.49%
[1]	"Total Other Expenses" are estimated for the current fiscal year.
[2]	JO Hambro Capital Management Limited (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed 1.24%, 1.34% and 1.49% for Institutional Shares, Class I Shares and Class II Shares, respectively, until January 28, 2016. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example JOHCM International Small Cap Equity Fund (USD $)	1 year	3 years
Institutional Shares	126	472
Class I Shares	136	503
Class II Shares	152	549

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
Principal Investment Strategy
The Fund invests at least 80% of its assets in equity securities such as common stocks, preferred stock, rights and warrants issued by small companies that are based outside the United States, including companies in emerging and frontier as well as in developed markets. Shareholders will be given 60 days’ advance notice of any change to this policy. The Fund may invest in securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Fund would normally invest. The Fund may also invest up to 20% of the value of its assets in fixed income securities. Under normal circumstances, the Fund will hold 70-80 investments across 12 countries.

Small cap companies are defined as companies with market capitalizations at the time of purchase below $2 billion or in the range of those market capitalizations of companies included in the MSCI Small Cap Index at the time of purchase. The capitalization range of the MSCI Small Cap Index is between $25.2 million and $8 billion as of September 16, 2013. The size of the companies included in the MSCI Small Cap Index will change with market conditions. Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.

The Fund also may invest in securities of small U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Fund’s total assets will be invested in securities of U.S. companies. If the Fund continues to hold securities of small companies whose market capitalization, subsequent to purchase, grows to exceed US$2 billion, it may continue to treat them as small companies for the purposes of the 80% requirement. However, the Fund will generally initiate the sale of securities whose market capitalization grows to exceed US$3 billion.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small Cap Company Risk. The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small cap stocks may be more volatile than those of larger companies.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks which are in addition to the usual risks inherent in foreign investments. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

Convertible Securities Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investment Company Risk. Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund's direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on international small capitalization stocks.
Performance Information
Because the Fund does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund's investment returns with a broad measure of market performance. The Fund intends to compare its performance to the Morgan Stanley Capital International ACWI ex-USA Small Cap Index. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-260-9549 (toll free) or 312-557-5913.